UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2015

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 46.1%
Australia - 2.4%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	41,360,000	AUD	$40,039,079	(a)

Brazil - 4.5%
Federative Republic of Brazil, Notes	10.000%	1/1/21	15,660,000	BRL	5,374,498
Federative Republic of Brazil, Notes	10.000%	1/1/23	145,645,000	BRL	49,226,137
Federative Republic of Brazil, Notes	10.000%	1/1/25	58,895,000	BRL	19,659,703

Total Brazil					74,260,338

Hungary - 3.2%
Republic of Hungary, Bonds	7.500%	11/12/20	328,460,000	HUF	1,509,792
Republic of Hungary, Bonds	6.000%	11/24/23	11,375,000,000	HUF	51,884,876

Total Hungary					53,394,668

Indonesia - 3.4%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	7,757,305
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	360,700,000,000	IDR	32,887,981
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	50,800,000,000	IDR	4,383,257
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	134,800,000,000	IDR	11,865,167

Total Indonesia					56,893,710

Italy - 1.9%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	18,890,000	EUR	30,681,233	(a)

Malaysia - 1.7%
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	25,510,000	MYR	7,153,713
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	77,860,000	MYR	20,856,093

Total Malaysia					28,009,806

Mexico - 13.3%
United Mexican States, Bonds	8.500%	5/31/29	822,630,000	MXN	70,342,699
United Mexican States, Bonds	8.500%	11/18/38	737,520,000	MXN	65,516,889
United Mexican States, Bonds	7.750%	11/13/42	1,019,290,000	MXN	84,961,778

Total Mexico					220,821,366

New Zealand - 3.2%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	52,010,000	NZD	43,887,066	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	9,955,000	NZD	8,438,757	(a)

Total New Zealand					52,325,823

Poland - 1.8%
Republic of Poland, Bonds	5.250%	10/25/20	94,210,000	PLN	30,241,315

Portugal - 2.6%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	958,740	EUR	1,205,058	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	30,225,000	EUR	41,157,226	(a)

Total Portugal					42,362,284

South Africa - 4.3%
Republic of South Africa, Bonds	6.750%	3/31/21	154,535,000	ZAR	13,303,679
Republic of South Africa, Bonds	6.500%	2/28/41	612,275,000	ZAR	45,117,490
Republic of South Africa, Bonds	8.750%	2/28/48	126,280,000	ZAR	12,004,462

Total South Africa					70,425,631

South Korea - 3.8%
Republic of Korea, Senior Bonds	5.750%	9/10/18	47,683,500,000	KRW	49,221,964
Republic of Korea, Senior Bonds	3.375%	9/10/23	14,458,300,000	KRW	14,423,622

Total South Korea					63,645,586

TOTAL SOVEREIGN BONDS (Cost - $784,458,884)					763,100,839

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Countrywide Alternative Loan Trust, 2003-11T1 A1	4.750%	7/25/18	224,316		$229,261
Fondo de Titulizacion de Activos UCL, 2016 A2	0.232%	6/16/49	3,708,345	EUR	3,751,905	(a)(b)
Grifonas Finance PLC, 2001 A	0.551%	8/28/39	1,325,051	EUR	1,010,847	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.219%	3/22/44	13,304,159	EUR	13,496,485	(a)(b)
MASTR Resecuritization Trust, 2008-4 A1	6.000%	6/27/36	71,117		63,492	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A6 2A2	0.448%	8/25/35	608,016		604,753	(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.211%	2/26/49	16,182,730	EUR	16,750,654	(a)(b)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.229%	12/28/50	5,982,583	EUR	6,478,568	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $50,150,675)					42,385,965

CORPORATE BONDS & NOTES - 26.3%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.1%
Ford Motor Credit Co., LLC, Senior Notes	1.037%	1/17/17	18,245,000		18,241,406	(b)

Media - 0.9%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	14,305,000		14,591,100

TOTAL CONSUMER DISCRETIONARY					32,832,506

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petrobras Global Finance BV, Senior Notes	2.603%	3/17/17	16,615,000		15,161,187	(b)

FINANCIALS - 20.8%
Banks - 10.9%
Abbey National Treasury Services PLC, Senior Notes	0.665%	9/29/17	13,535,000		13,506,089	(b)
ABN AMRO Bank NV, Senior Notes	1.056%	10/28/16	10,735,000		10,800,698	(b)(c)
ANZ New Zealand International Ltd., Senior Notes	0.776%	4/27/17	4,000,000		4,007,016	(b)(c)
Banco Santander Chile, Senior Notes	1.152%	4/11/17	8,800,000		8,761,729	(b)(c)
Bank of America Corp., Senior Notes	1.293%	1/15/19	24,880,000		25,090,485	(b)
Barclays Bank PLC, Senior Notes	0.776%	12/9/16	14,510,000		14,528,413	(b)
Citigroup Inc., Senior Bonds	0.778%	3/10/17	17,110,000		17,077,748	(b)
Commonwealth Bank of Australia, Senior Notes	0.747%	9/20/16	10,415,000		10,458,816	(b)(c)
Corporacion Andina de Fomento, Senior Notes	0.803%	1/29/18	19,700,000		19,798,796	(b)
Fifth Third Bancorp, Bonds	0.667%	12/20/16	2,175,000		2,162,400	(b)
HBOS PLC, Subordinated Notes	0.935%	9/6/17	11,075,000		10,995,614	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.156%	1/25/18	22,960,000		23,144,185	(b)
Shinhan Bank, Senior Notes	0.901%	4/8/17	20,150,000		20,196,950	(b)(c)

Total Banks					180,528,939

Capital Markets - 7.2%
Deutsche Bank AG, Senior Notes	0.843%	2/13/17	20,470,000		20,519,190	(b)
Goldman Sachs Group Inc., Senior Notes	1.332%	11/15/18	38,180,000		38,532,783	(b)
Macquarie Bank Ltd., Senior Notes	0.886%	10/27/17	10,400,000		10,399,428	(b)(c)
Macquarie Group Ltd., Senior Notes	1.255%	1/31/17	9,520,000		9,606,327	(b)(c)
Morgan Stanley, Senior Notes	7.600%	8/8/17	1,368,000	NZD	1,065,326
Morgan Stanley, Senior Notes	1.536%	4/25/18	38,555,000		39,044,918	(b)

Total Capital Markets					119,167,972

Diversified Financial Services - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	2.750%	5/15/17	11,278,000		11,193,415	(c)
International Lease Finance Corp., Senior Notes	4.875%	4/1/15	32,795,000		32,958,975

Total Diversified Financial Services					44,152,390

TOTAL FINANCIALS					343,849,301

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
HCA Inc., Senior Notes	6.500%	2/15/16	12,020,000	$12,595,758

MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal, Senior Notes	4.500%	8/5/15	1,358,000	1,373,277

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Digicel Ltd., Senior Notes	8.250%	9/1/17	12,330,000	12,514,950	(c)
Verizon Communications Inc., Senior Notes	1.771%	9/15/16	13,390,000	13,630,190	(b)
Verizon Communications Inc., Senior Notes	1.013%	6/17/19	3,325,000	3,340,551	(b)

TOTAL TELECOMMUNICATION SERVICES				29,485,691

TOTAL CORPORATE BONDS & NOTES (Cost - $437,202,772)				435,297,720

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.5%
U.S. Government Obligations - 17.5%
U.S. Treasury Notes	0.065%	1/31/16	80,205,000	80,193,852	(b)
U.S. Treasury Notes	0.090%	7/31/16	209,475,000	209,470,810	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $289,693,888)				289,664,662

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,561,506,219)				1,530,449,186

			SHARES
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $68,287,911)	0.088%		68,287,911	68,287,911

TOTAL INVESTMENTS - 96.6% (Cost - $1,629,794,130#)				1,598,737,097
Other Assets in Excess of Liabilities - 3.4%				56,094,953

TOTAL NET ASSETS - 100.0%				$1,654,832,050

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$763,100,839	—	$763,100,839
Collateralized mortgage obligations	—	42,385,965	—	42,385,965
Corporate bonds & notes	—	435,297,720	—	435,297,720
U.S. government & agency obligations	—	289,664,662	—	289,664,662

Total long-term investments	—	$1,530,449,186	—	$1,530,449,186

Short-term investments†	$68,287,911	—	—	68,287,911

Total investments	$68,287,911	$1,530,449,186	—	$1,598,737,097

Other financial instruments:
Forward foreign currency contracts	—	$70,873,103	—	$70,873,103

Total	$68,287,911	$1,601,322,289	—	$1,669,610,200

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$14,314,288	—	—	$14,314,288
Forward foreign currency contracts	—	$25,027,027	—	25,027,027

Total	$14,314,288	$25,027,027	—	$39,341,315

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,749,673
Gross unrealized depreciation	(42,806,706)

Net unrealized depreciation	$(31,057,033)

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro-Bund	1,367	3/15	$236,344,039	$246,211,258	$(9,867,219)
Euro-OAT	793	3/15	129,921,588	134,368,657	(4,447,069)

Net unrealized depreciation on open futures contracts					$(14,314,288)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	1,344,000,000	USD	54,723,127	Barclays Bank PLC	2/5/15	$(4,233)
USD	6,853,626	CZK	150,910,000	Barclays Bank PLC	2/5/15	709,558
USD	53,790,526	CZK	1,193,090,000	Barclays Bank PLC	2/5/15	5,215,701
KRW	80,380,000,000	USD	74,055,648	Barclays Bank PLC	2/6/15	(564,282)
USD	122,645,509	KRW	133,090,000,000	Barclays Bank PLC	2/6/15	961,435
USD	3,366,572	KRW	3,680,000,000	Barclays Bank PLC	2/6/15	1,951
USD	12,739,652	KRW	14,220,000,000	Barclays Bank PLC	2/6/15	(261,682)
CLP	14,797,000,000	USD	24,522,705	HSBC Bank USA, N.A.	2/9/15	(1,183,588)
CLP	9,710,000,000	USD	16,073,498	HSBC Bank USA, N.A.	2/9/15	(758,040)
USD	253,252,548	EUR	201,570,000	Citibank N.A.	2/10/15	25,464,404
USD	191,942,218	EUR	153,880,000	Citibank N.A.	2/10/15	18,047,097
EUR	5,230,000	USD	6,496,471	HSBC Bank USA, N.A.	2/10/15	(586,206)
EUR	18,400,000	USD	21,706,756	HSBC Bank USA, N.A.	2/10/15	(913,474)
USD	6,698,259	EUR	5,620,000	HSBC Bank USA, N.A.	2/10/15	347,267
USD	30,919,925	EUR	24,650,000	JPMorgan Chase	2/10/15	3,063,707
EUR	1,090,000	USD	1,260,603	Morgan Stanley & Co. Inc.	2/10/15	(28,827)
EUR	530,000	USD	600,195	Morgan Stanley & Co. Inc.	2/10/15	(1,258)
USD	130,247,966	AUD	160,380,000	HSBC Bank USA, N.A.	2/12/15	5,464,959
AUD	96,730,000	USD	82,556,153	Morgan Stanley & Co. Inc.	2/12/15	(7,295,770)
AUD	11,730,000	USD	10,057,302	Morgan Stanley & Co. Inc.	2/12/15	(930,823)
CLP	40,469,000,000	USD	68,661,351	HSBC Bank USA, N.A.	2/23/15	(4,928,635)
INR	188,000,000	USD	3,015,720	JPMorgan Chase	2/25/15	5,634
INR	475,000,000	USD	7,566,104	JPMorgan Chase	2/25/15	67,637
USD	345,973,939	JPY	41,420,000,000	Citibank N.A.	3/9/15	(6,879,332)
USD	7,508,164	JPY	890,000,000	Morgan Stanley & Co. Inc.	3/9/15	(73,667)
INR	3,779,000,000	USD	59,597,218	Barclays Bank PLC	3/18/15	873,256
CLP	8,493,000,000	USD	13,655,439	HSBC Bank USA, N.A.	4/13/15	(338,673)
USD	183,443,390	NZD	239,170,000	Citibank N.A.	4/16/15	10,650,497
USD	26,051,887	PLN	97,380,000	Citibank N.A.	4/27/15	(159,679)
USD	54,764,602	CZK	1,344,000,000	Barclays Bank PLC	4/29/15	(3,455)
CLP	7,448,000,000	USD	11,747,634	HSBC Bank USA, N.A.	5/29/15	(115,403)

Total						$45,846,076

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
CZK	— Czech koruna
EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
PLN	— Polish Zloty
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015